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April 14, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 235 (the “Fund”)

(File No. 333-209725) (CIK# 1665764)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on February 25, 2016. The Fund consists of a unit investment trust, Smart Trust, Healthcare Innovations Trust, Series 1 (the “Trust”). We received written comments from the staff of the Commission on March 17, 2016 requesting that we make certain changes to the Registration Statement and address certain other concerns. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus be updated to state that at least 80% of the Trust’s assets will be invested in securities of companies that qualify as healthcare innovators (as opposed to just companies in the health care sector). We respectfully decline to incorporate the suggested language.

Rule 35d-1 explicitly does not apply to fund names that incorporate terms that connote types of investment strategies. In this case, the reference to innovations in the Trust name is similar to “growth,” “value,” “opportunities,” “achievers” or similar terms used by other registrants connoting an investment strategy. For example, we note the “Wasatch World Innovators Fund” (a series of Wasatch Funds Trust, File no. 811-04920) and “Guinness Atkinson Global Innovators Fund” (a series of Guinness Atkinson Funds, File no. 811-08360) similarly have not adopted and have not been required to adopt an 80% test. As required under Rule 35d-1(a)(2), the Trust discloses in the “Investment Summary—Principal Investment Strategy” section of the Prospectus on page A-3 that “Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of companies in the health care sector as classified by the Global Industry Classification Standard published by Standard and Poor’s and MSCI Barra.” The reference in the Trust’s name to “innovations” does not suggest a particular type of security or industry but rather the investment strategy being employed.

Comment 2

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to disclose the risks of investing in small and mid capitalization issuers. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to state in plain English the drug development criteria an issuer must satisfy in order for its securities to be included in the Index. The prospectus has been updated in accordance with this comment.

Comment 4

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to clarify whether the Trust will be invested in all 30 stocks that are constituents of Index or, if the Trust does not invest in 30 stocks, the number of Index stocks in which the Trust will invest. The prospectus has been updated in accordance with this comment to clarify that the Index may at certain times consist of more or less than 30 stocks, and that the Trust will invest in all of the securities comprising the Index at the trust’s inception.

Comment 5

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to add disclosure describing the specific risks of the health care sector that will apply to the companies in which the Trust will invest. The prospectus has been updated in accordance with this comment.

The staff requested that the registrant represent in writing that that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter). The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on May 3, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP